Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.23%
Canada–3.38%
Canadian Pacific Kansas City Ltd.	223,738	$17,606,641
Constellation Software, Inc.	1,255	2,203,075
		19,809,716
China–3.96%
Contemporary Amperex Technology Co. Ltd., A Shares	214,867	12,712,833
Tencent Holdings Ltd.	166,500	10,501,544
		23,214,377
France–6.16%
L’Oreal S.A.	29,580	12,077,234
LVMH Moet Hennessy Louis Vuitton SE	15,173	8,294,310
Safran S.A.	39,457	12,911,490
TotalEnergies SE	30,662	2,813,978
		36,097,012
Ireland–0.66%
Experian PLC	112,694	3,898,592
Italy–0.93%
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	94,938	5,436,014
Japan–2.31%
ITOCHU Corp.	534,300	6,796,553
Keyence Corp.	18,900	6,726,644
		13,523,197
Netherlands–1.19%
ASML Holding N.V.	5,239	6,966,592
Singapore–1.04%
Sea Ltd., ADR(b)	73,395	6,077,840
Spain–1.17%
Industria de Diseno Textil S.A.	117,992	6,868,173
Sweden–1.00%
Atlas Copco AB, Class A	333,261	5,880,998
Taiwan–3.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	18,391,379
United Kingdom–5.47%
3i Group PLC	351,147	11,444,235
Coca-Cola Europacific Partners PLC	82,411	7,472,205
Diageo PLC	255,603	4,753,504
RELX PLC	251,905	8,389,308
		32,059,252
United States–65.82%
Alphabet, Inc., Class A	66,178	19,030,146
Amazon.com, Inc.(b)	75,069	15,634,621
American Express Co.	24,010	7,262,545
AMETEK, Inc.	39,438	8,453,930
Amphenol Corp., Class A	42,037	5,311,375
Shares		Value
United States–(continued)
Analog Devices, Inc.	9,851	$3,133,997
Apple, Inc.	100,032	25,387,121
Berkshire Hathaway, Inc., Class B(b)	31,913	15,292,710
Broadcom, Inc.	38,457	11,902,826
Cavco Industries, Inc.(a)(b)	10,796	5,228,395
Cigna Group (The)	32,328	8,623,494
CME Group, Inc., Class A	30,129	8,898,600
Danaher Corp.	16,095	3,051,612
East West Bancorp, Inc.	41,446	4,424,775
Elevance Health, Inc.(a)	22,543	6,599,463
EOG Resources, Inc.	62,616	9,052,395
Home Depot, Inc. (The)	8,414	2,767,280
Interactive Brokers Group, Inc., Class A	110,789	7,430,618
JPMorgan Chase & Co.	42,381	12,466,795
KKR & Co., Inc., Class A	55,800	5,161,500
Linde PLC	13,917	6,899,492
Martin Marietta Materials, Inc.	15,803	9,302,910
Mastercard, Inc., Class A	23,036	11,510,168
Medline, Inc., Class A(b)	68,972	3,069,254
Meta Platforms, Inc., Class A	14,660	8,387,426
Microsoft Corp.	54,635	20,224,238
MSCI, Inc.	12,106	6,525,255
Netflix, Inc.(b)	94,943	9,128,769
NVIDIA Corp.	173,723	30,297,291
Old Dominion Freight Line, Inc.(a)	19,238	3,759,105
Performance Food Group Co.(a)(b)	34,371	2,944,220
QXO, Inc.(a)(b)	373,290	7,249,292
RLI Corp.(a)	71,753	4,092,791
Service Corp. International(a)	128,376	10,592,304
Steel Dynamics, Inc.	46,684	8,403,120
Texas Instruments, Inc.	69,225	13,439,341
Thermo Fisher Scientific, Inc.	23,223	11,414,801
Union Pacific Corp.	38,485	9,337,231
Viking Holdings Ltd.(b)	152,338	11,193,796
WEC Energy Group, Inc.(a)	110,469	12,788,996
		385,673,998
Total Common Stocks & Other Equity Interests (Cost $454,884,029)		563,897,140
Exchange-Traded Funds–1.94%
Japan–1.94%
iShares MSCI Japan ETF(a) (Cost $9,423,837)	134,703	11,374,321
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	5,758,124	5,758,124
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	3,838,750	3,838,750
Total Money Market Funds (Cost $9,596,874)		9,596,874
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.81% (Cost $473,904,740)		584,868,335
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.87%
Invesco Private Government Fund, 3.63%(c)(d)(e)	9,986,916	$9,986,916
Invesco Private Prime Fund, 3.80%(c)(d)(e)	36,161,943	36,165,560
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,152,751)		46,152,476
TOTAL INVESTMENTS IN SECURITIES—107.68% (Cost $520,057,491)		631,020,811
OTHER ASSETS LESS LIABILITIES–(7.68)%		(45,032,997)
NET ASSETS–100.00%		$585,987,814
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,472,103	$27,893,912	$(30,607,891)	$-	$-	$5,758,124	$72,074
Invesco Treasury Portfolio, Institutional Class	5,648,069	18,595,942	(20,405,261)	-	-	3,838,750	47,650
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,124,392	90,072,606	(84,210,082)	-	-	9,986,916	86,857*
Invesco Private Prime Fund	10,709,599	179,800,948	(154,340,442)	(275)	(4,270)	36,165,560	228,636*
Total	$28,954,163	$316,363,408	$(289,563,676)	$(275)	$(4,270)	$55,749,350	$435,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$19,809,716	$—	$—	$19,809,716
China	—	23,214,377	—	23,214,377
France	—	36,097,012	—	36,097,012
Ireland	—	3,898,592	—	3,898,592
Italy	—	5,436,014	—	5,436,014
Japan	11,374,321	13,523,197	—	24,897,518
Netherlands	—	6,966,592	—	6,966,592
Singapore	6,077,840	—	—	6,077,840
Spain	—	6,868,173	—	6,868,173
Sweden	—	5,880,998	—	5,880,998
Taiwan	—	18,391,379	—	18,391,379
United Kingdom	7,472,205	24,587,047	—	32,059,252
United States	385,673,998	—	—	385,673,998
Money Market Funds	9,596,874	46,152,476	—	55,749,350
Total Investments	$440,004,954	$191,015,857	$—	$631,020,811
Invesco Global Core Equity Fund